SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Derivative Liabilities
Options		$ 24
Contingent consideration		12,447,396
Derivative liabilities	$ 0	$ 36,488,594